DERIVATIVE LIABILITIES (Detail Textuals)				1 Months Ended		12 Months Ended
	Jan. 01, 2016 USD ($)	Apr. 30, 2014 USD ($) shares	Apr. 30, 2014 CAD ($) $ / shares shares	Apr. 30, 2014 USD ($) shares	Apr. 30, 2014 CAD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jan. 01, 2016 CAD ($)
Disclosure of financial liabilities [line items]
Derivative financial liabilities						$ 19,648	$ 170,743	$ 7,309,467
Risk-free interest rate						3.06%	1.78%
Expected life						4 years 3 months 14 days	3 years 8 months 1 day
Expected annualized volatility						68.00%	74.20%
Dividend						0.00%	0.00%
Amount of derivative liability change in fair value						$ 151,095	$ 7,305,746	$ 6,574,105
Broker Warrants
Disclosure of financial liabilities [line items]
Number of warrants issued | shares		1,250	1,250	1,250	1,250
Exercise price of warrants | $ / shares			$ 40.00		$ 40.00
Derivative financial liabilities	$ 82,743
Derivative liability fair value						0	206		$ 588,407
Risk-free interest rate		1.63%	1.63%
Expected life		5 years	5 years
Expected annualized volatility		80.00%	80.00%
Dividend		0.00%	0.00%
De-recognized the derivative liability	$ 588,407
Amount of issuance of a convertible debenture		$ 1,000,000		$ 1,000,000
Term of warrants		5 years	5 years	5 years	5 years
Amount of derivative liability change in fair value						$ 206	$ 41,996
Warrant issued in connection with issuance of convertible debt		$ 14,935	$ 16,394	$ 14,935	$ 16,394